Financial Income, Net	12 Months Ended
Dec. 31, 2022
Condensed Financial Income [Abstract]
FINANCIAL INCOME, NET

NOTE 17:- FINANCIAL INCOME, NET

Financial income, net:

	Year ended December 31,
	2022	2021	2020
Financial income:

Interest on bank deposits and other	$6,586	$2,129	$2,238
Exchange rate differences, net	2,426	-	-
Realized gain on sale of marketable securities, net	-	32	503
Interest on marketable securities	6,465	3,243	2,870

	15,477	5,404	5,611
Financial expenses:

Bank charges	(265)	(286)	(357)
Exchange rate differences, net	-	(1,240)	(1,361)
Realized loss on sale of marketable securities, net	(10)	-	-
Amortization of premium and accretion of discount on marketable securities, net	(1,820)	(1,279)	(395)

	(2,095)	(2,805)	(2,113)

Total financial income, net:	$13,382	$2,599	$3,498